Related Parties - Summary of Balance Outstanding of Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Net revenue	$ 6.4	$ 21.8
Operating expenses	1.0	4.8
Interest expense	1.0	1.3
Accounts receivable	1.2	5.0
Long-term obligations	22.5	28.5
Accounts payable	0.1	2.2
Dividends	$ 4.5	$ 25.8